Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Other equity instruments	£ 13,284		£ 12,259
Barclays PLC
Other equity instruments	13,250		12,241
AT1 equity instruments | Barclays PLC | Fixed interest rate
Other equity instruments	13,284		12,259
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0		995
Interest rate	7.875%	7.875%
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0		1,131
Interest rate	7.875%	7.875%
Notional contract amount | $		$ 1,500
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,243		1,245
Interest rate	7.25%	7.25%
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,925		1,924
Interest rate	7.75%	7.75%
Notional contract amount | $		$ 2,500
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,244		1,244
Interest rate	5.875%	5.875%
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,509		1,509
Interest rate	8.00%	8.00%
Notional contract amount | $		$ 2,000
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 993		996
Interest rate	7.125%	7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 996		996
Interest rate	6.375%	6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,142		1,141
Interest rate	6.125%	6.125%
Notional contract amount | $		$ 1,500
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,078		1,078
Interest rate	4.375%	4.375%
Notional contract amount | $		$ 1,500
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 264		0
Interest rate	8.30%	8.30%
Notional contract amount | $		$ 450
AT1 equity instruments | 8.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,247		0
Interest rate	8.875%	8.875%
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2.000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,643		£ 0
Interest rate	8.00%	8.00%
Notional contract amount | $		$ 2,000